Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effect income tax rate (in percent)	8.30%	(62.50%)	113.80%
Reduction in unrecognized tax benefit	$ 3,027
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	237,300	$ 153,300
Valuation allowance period increase (decrease)	22,500		$ 26,000
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	577,300	$ 440,500
Valuation allowance period increase (decrease)	$ 13,300		$ 8,900